Acquisition of Cl Technologies (International) Sdn. Bhd. (Details)	Jan. 01, 2024 MYR (RM)	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Jan. 01, 2024 USD ($)
Acquisition of Cl Technologies (International) Sdn. Bhd. [Abstract]
Shareholders percentage	94.95%
Cash consideration	RM 457	RM (457)	$ (108)	$ (108)